Stock Options (Details) - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Stock Options
Number of Options Outstanding, Beginning	96,586	97,205
Number of Options Granted	1,094,171	25,881
Number of Options Exercised	(1,000)	(24,000)
Number of Options Forfeited	(9,000)	(2,500)
Number of Options Outstanding, Ending	1,180,757	96,586
Number of Options Exercisable	296,821	49,236
Weighted Average Exercise Price Outstanding, Beginning	$ 4.35	$ 3.24
Weighted Average Exercise Price Granted	9.07	7.47
Weighted Average Exercise Price Exercised	3.05	3.35
Weighted Average Exercise Price Forfeited	3.11	3.08
Weighted Average Exercise Price Outstanding, Ending	8.73	4.35
Weighted Average Exercise Price Exercisable	7.69	3.29
Weighted average fair value per share of options granted	$ 7.25	$ 5.58